Accumulated other comprehensive (loss) income	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive (loss) income
Accumulated other comprehensive (loss) income

13.Accumulated other comprehensive (loss) income

The movement of accumulated other comprehensive (loss) income is as follows:

Foreign currency translation adjustments
Balance as of December 31, 2011	(11,061)
Other comprehensive loss	(542)
Balance as of December 31, 2012	(11,603)
Other comprehensive loss	(16,873)
Balance as of December 31, 2013	(28,476)
Other comprehensive income	32,639
Balance as of December 31, 2014	4,163
Balance as of December 31, 2014, in US$	671